Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
The following table presents the components of other long-term liabilities as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Accounts payables	$88,277	$131,502
Provision for vacation pay	63,967	51,108
Derivative financial instruments	50,404	28,019
Contingent purchase obligation	13,035	20,564
Provision for compensated absences	12,296	12,382
Other	35,088	30,846
	$263,067	$274,421